Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 14, 2023
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE INCOME TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000874835
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 14, 2023
Document Effective Date	dei_DocumentEffectiveDate	Apr. 21, 2023
Prospectus Date	rr_ProspectusDate	Apr. 21, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A